Organization and Description of Business (Details)				6 Months Ended		12 Months Ended
	Nov. 03, 2021	Oct. 25, 2021	May 01, 2015 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Jun. 30, 2025 CNY (¥)	Dec. 29, 2021	May 01, 2015 CNY (¥)
Organization and Description of Business [Line Items]
Percentage of pre-tax profit				95.00%
Percentage of equity held to shareholders				95.00%			95.00%	95.00%
Asset portion percentage				95.00%			95.00%
Percentage of financial statement				95.00%			95.00%
Accumulated deficit (in Dollars)				$ (6,214,056)		$ (1,456,778)
Net loss (in Dollars)				(4,757,278)	$ (59,566)	(59,566)
Cash (in Dollars)				909,699
Working capital (in Dollars)				21,712,198,000,000
Insurance amount				209,280			¥ 500,000
Uninsured amount (in Dollars)						1,478,312
Deferred IPO costs (in Dollars)						889,160
Property and equipment net useful lives				3 years			3 years
Impairment of property and equipment (in Dollars)
Depreciation expense (in Dollars)					$ 442
Impairment of ROU assets (in Dollars)
Uncertain tax positions (in Dollars)
Interest and penalties (in Dollars)
Non-controlling interests (in Dollars)				$ 76,017		$ 49,795
Dilutive stocks (in Shares) | shares
Description of segment reporting				The chief operating decision maker reviews financial performance and allocates resources on a consolidated basis, using a single measure of operating profit and a total expense amount. No disaggregated expense categories are regularly reviewed by the CODM. As such, the Company has not identified any segment expense categories that meet the criteria for disclosure under ASC 280, as amended by ASU 2023-07.
Deposits amount (in Yuan Renminbi) | ¥									¥ 500,000
Limitations of deposits (in Dollars)			$ 250,000
China [Member]
Organization and Description of Business [Line Items]
Insurance amount				$ 76,000			¥ 500,000
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Organization and Description of Business [Line Items]
Concentration risk, percentage				35.00%	29.00%
Customer Concentration Risk [Member] | Customer One [Member] | Total Accounts Receivable [Member]
Organization and Description of Business [Line Items]
Concentration risk, percentage				30.00%	29.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Organization and Description of Business [Line Items]
Concentration risk, percentage				21.00%	25.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Total Accounts Receivable [Member]
Organization and Description of Business [Line Items]
Concentration risk, percentage				22.00%	31.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Organization and Description of Business [Line Items]
Concentration risk, percentage				20.00%	20.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Total Accounts Receivable [Member]
Organization and Description of Business [Line Items]
Concentration risk, percentage				18.00%	22.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Organization and Description of Business [Line Items]
Concentration risk, percentage				11.00%	16.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Total Accounts Receivable [Member]
Organization and Description of Business [Line Items]
Concentration risk, percentage				10.00%
Supplier Concentration Risk [Member] | Service Provider One [Member] | Total Purchase of Service [Member]
Organization and Description of Business [Line Items]
Concentration risk, percentage				36.00%	30.00%
Supplier Concentration Risk [Member] | Service Provider One [Member] | Accounts Payable [Member]
Organization and Description of Business [Line Items]
Concentration risk, percentage				30.00%	31.00%
Supplier Concentration Risk [Member] | Service Provider Two [Member] | Total Purchase of Service [Member]
Organization and Description of Business [Line Items]
Concentration risk, percentage				22.00%	23.00%
Supplier Concentration Risk [Member] | Service Provider Two [Member] | Accounts Payable [Member]
Organization and Description of Business [Line Items]
Concentration risk, percentage				28.00%	15.00%
Supplier Concentration Risk [Member] | Service Provider Three [Member] | Total Purchase of Service [Member]
Organization and Description of Business [Line Items]
Concentration risk, percentage					13.00%
Supplier Concentration Risk [Member] | Service Provider Three [Member] | Accounts Payable [Member]
Organization and Description of Business [Line Items]
Concentration risk, percentage				17.00%	12.00%
Supplier Concentration Risk [Member] | Service Provider Four [Member] | Total Purchase of Service [Member]
Organization and Description of Business [Line Items]
Concentration risk, percentage					10.00%
Supplier Concentration Risk [Member] | Service Provider Four [Member] | Accounts Payable [Member]
Organization and Description of Business [Line Items]
Concentration risk, percentage				11.00%	10.00%
Supplier Concentration Risk [Member] | Service Provider Five [Member] | Total Purchase of Service [Member]
Organization and Description of Business [Line Items]
Concentration risk, percentage					10.00%
VIE [Member]
Organization and Description of Business [Line Items]
Equity ownership percentage				5.00%			5.00%
PRC Mainland China [Member]
Organization and Description of Business [Line Items]
Insurance amount				$ 236,238		$ 1,668,291
NCIs [Member]
Organization and Description of Business [Line Items]
Non-controlling interests (in Dollars)				76,017		$ 49,795
U.S [Member]
Organization and Description of Business [Line Items]
Cash (in Dollars)				673,208
Insurance amount				$ 250,000
Minimum [Member]
Organization and Description of Business [Line Items]
Value added tax rate				1.00%			1.00%
Maximum [Member]
Organization and Description of Business [Line Items]
Value added tax rate				9.00%			9.00%
Ruifeng International Group Limited (“Ruifeng BVI”) [Member]
Organization and Description of Business [Line Items]
Equity interest percentage		100.00%
Juxing Investment Group (Hong Kong) Limited (“Juxing HK”) [Member]
Organization and Description of Business [Line Items]
Equity interest percentage	100.00%
Gongwuyuan [Member]
Organization and Description of Business [Line Items]
Equity interest percentage				95.00%